Shareholder Report, Holdings (Details) - Multi-Manager Value Strategies Fund Institutional Class	May 31, 2024
JPMorgan Chase Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
ConocoPhillips Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
American International Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Wells Fargo Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
ParkerHannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%